Mar. 07, 2017

PIMCO ETF Trust

Supplement Dated March 7, 2017 to the Actively-Managed Exchange-Traded Funds Prospectus dated October 31, 2016, as supplemented from time to time (the "Prospectus"); and to the Statement of Additional Information dated October 31, 2016 as supplemented from time to time (the "SAI")
Disclosure Related to the PIMCO Total Return Active Exchange-Traded Fund (the "Fund")
IMPORTANT NOTICE REGARDING CHANGES IN FUND NAME AND RELATED INVESTMENT POLICY, INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

All changes in this supplement will be effective upon the later of May 8, 2017 or the approval of applicable regulatory relief (such date, the "Effective Date"). An additional supplement will be filed on or about the Effective Date to provide notice that the changes have taken effect.
On the Effective Date, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Active Bond Exchange-Traded Fund

In addition, on the Effective Date, the "Investment Objective" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks current income and long-term capital appreciation, consistent with prudent investment management.

In addition, on the Effective Date, the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a fairly consistent level of dividend income, subject to market conditions, by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. However, there can be no assurance that a change in market conditions or other factors will not result in a significant change in the Fund's distribution rate or that the rate will be sustainable in the future. Long-term capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund generally seeks to manage capital gain distributions by, among other things, limiting portfolio turnover and attempting to use losses from sales of securities that have declined in price to offset gains that would otherwise be taxable. However, such strategy may be unsuccessful or only partially successful and the Fund may realize taxable gains. For example, the Fund may realize taxable gains in order to satisfy cash redemption requests or when Pacific Investment Management Company LLC ("PIMCO") believes the benefits of a transaction resulting in the realization of taxable gains outweigh tax considerations.

In pursuing the Fund's investment objective, PIMCO may emphasize investment strategies that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies. In addition, PIMCO will utilize a bottom up approach to seek to identify asset classes and securities that are undervalued, and the Fund's investment program may involve a longer investment horizon designed to minimize trading volume and distinct investment strategies as compared with other PIMCO-advised funds with names, investment objectives and policies similar to the Fund. As a result, investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as or similar to those made by such other PIMCO-advised funds.

The average portfolio duration of this Fund normally varies from zero to eight years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment-grade debt securities, but may invest up to 30% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

In addition, on the Effective Date, the following is added to the "Principal Risks" section of the Fund's Fund Summary in the Prospectus:

Tax-Efficient Investing Risk: the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses

PIMCO ETF Trust

Supplement Dated March 7, 2017 to the Actively-Managed Exchange-Traded Funds Prospectus dated October 31, 2016, as supplemented from time to time (the "Prospectus"); and to the Statement of Additional Information dated October 31, 2016 as supplemented from time to time (the "SAI")
Disclosure Related to the PIMCO Low Duration Active Exchange-Traded Fund (the "Fund")
IMPORTANT NOTICE REGARDING CHANGES IN FUND NAME, MANAGEMENT FEE AND PRINCIPAL INVESTMENT STRATEGIES

Effective May 8, 2017, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

In addition, effective May 8, 2017, the management fee for the Fund, stated as a percentage of the Fund's average daily net assets, will decrease from 0.55% to 0.46%. In addition, effective May 8, 2017, Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2018, to reduce its management fee by 0.07% of the average daily net assets of the Fund. Accordingly, effective May 8, 2017, in the Prospectus, corresponding changes are made to the Fund's Annual Fund Operating Expenses table and the Expense Example following the table. Also, effective May 8, 2017, in the Prospectus, corresponding changes are made to the "Management of the Funds—Management Fees" section. In addition, effective May 8, 2017, corresponding changes are made to the "Management of the Trust—Management Fee Rates" section of the SAI.
In addition, effective May 8, 2017, the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund will seek to maintain a fairly consistent level of dividend income, subject to market conditions, by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. However, there can be no assurance that a change in market conditions or other factors will not result in a significant change in the Fund's distribution rate or that the rate will be sustainable in the future.

The Fund generally seeks to manage capital gain distributions by, among other things, limiting portfolio turnover and attempting to use losses from sales of securities that have declined in price to offset gains that would otherwise be taxable. However, such strategy may be unsuccessful or only partially successful and the Fund may realize taxable gains. For example, the Fund may realize taxable gains in order to satisfy cash redemption requests or when Pacific Investment Management Company LLC ("PIMCO") believes the benefits of a transaction resulting in the realization of taxable gains outweigh tax considerations.

In pursuing the Fund's investment objective, PIMCO may emphasize investment strategies that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies. In addition, PIMCO will utilize a bottom up approach to seek to identify asset classes and securities that are undervalued, and the Fund's investment program may involve a longer investment horizon designed to minimize trading volume and distinct investment strategies as compared with other PIMCO-advised funds with names, investment objectives and policies similar to the Fund. As a result, investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as or similar to those made by such other PIMCO-advised funds.

The Fund invests primarily in investment grade debt securities, but may invest up to 5% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest, without limitation, in U.S. dollar denominated securities and instruments of foreign issuers. The Fund will normally limit its foreign currency exposure (such as from non-U.S. dollar-denominated currencies) to 5% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

In addition, effective May 8, 2017, the following is added to the "Principal Risks" section of the Fund's Fund Summary in the Prospectus:

Tax-Efficient Investing Risk: the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses